Assets Held-for-Sale (Tables)	12 Months Ended
Dec. 31, 2018
Assets Held-for-Sale [Abstract]
Assets Held-for-Sale

Assets held-for-sale as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Land(*1)	￦	2,765	2,765
Building(*1)		19,369	19,369
Investments in associates(*2, 3, 4)		5,837	—
Investments in subsidiaries(*5)		—	747

	￦	27,971	22,881

(*1)

The board of directors of KEPCO Engineering & Construction Company, Inc., a subsidiary of the Company, determined to dispose the office building in Yongin as part of the government’s plan to relocate state-runcompanies for balanced national development and moved the head office to Kimchun, Kyungsangbukdo, in 2015. As the Company believes the book value of Yongin office will be recovered by a disposal transaction rather than continuous operation, it reclassified buildings, land and structures as assets held-for-sale.

(*2)

Korea Western Power Co., Ltd., a subsidiary of the Company, planned to dispose certain portion of its investment in Dongducheon Dream Power Co., Ltd. and had classified the relevant book value as non-currentassets held-for-sale. However, due to uncertainty of sale, it reclassified the relevant book value to investments in associates during the year ended December 31, 2017.

(*3)

Korea Hydro & Nuclear Power Co., Ltd., a subsidiary of the Company, initiated efforts to sell its shares in Yeongwol Energy Station Co., Ltd. during the year ended December 31, 2016, and sold its shares in Yeongwol Energy Station Co. during the year ended December 31, 2018.

(*4)

KEPCO Engineering & Construction Company, Inc., a subsidiary of the Company, exercised a put option to sell the shares of DS POWER Co., Ltd. on December 11, 2017 and the shares were sold on February 28, 2018.

(*5)	KOWEPO India Private Limited was in the process of liquidating its business as of December 31, 2018 and has been reclassified to assets held-for-sale, accordingly.